Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
JNL/AMERICAN FUNDS GROWTH-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/American Funds Growth-Income Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series®- Growth-Income Fund SM (“Master Growth-Income Fund” or “Master Fund”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2013 – 12/31/2013	19%

Period	Class A
1/1/2013 – 12/31/2013	5%

Period	Class B
1/1/2013 – 12/31/2013	5%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund. The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Growth-Income Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

		The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.
  Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
  Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund ’ s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
  Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.
  Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2012): 10.91%; Worst Quarter (ended 9/30/2011): -14.97%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 3/31/2012): 10.98%; Worst Quarter (ended 9/30/2011): -14.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.98%	[1]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
1 year	rr_ExpenseExampleYear01	100	[4]
3 years	rr_ExpenseExampleYear03	398	[4]
5 years	rr_ExpenseExampleYear05	717	[4]
10 years	rr_ExpenseExampleYear10	1,623	[4]
2011	rr_AnnualReturn2011	(2.30%)
2012	rr_AnnualReturn2012	16.92%
2013	rr_AnnualReturn2013	32.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
1 year	rr_AverageAnnualReturnYear01	32.93%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	13.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.73%	[1]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
1 year	rr_ExpenseExampleYear01	75	[4]
3 years	rr_ExpenseExampleYear03	319	[4]
5 years	rr_ExpenseExampleYear05	584	[4]
10 years	rr_ExpenseExampleYear10	$ 1,339	[4]
2011	rr_AnnualReturn2011	(2.09%)
2012	rr_AnnualReturn2012	17.18%
2013	rr_AnnualReturn2013	33.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.93%)
1 year	rr_AverageAnnualReturnYear01	33.11%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	13.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | S&P 500 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	14.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | S&P 500 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	14.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[4]	The example reflects the aggregate expenses of both the Fund and the Master Growth-Income Fund.